Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000029018
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,769	$ 12,815	$ 12,502		$ 14,991	$ 12,346	$ 12,142	$ 11,436	$ 11,210	$ 10,192	$ 9,679	$ 10,000
C000029015
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,789	11,994	11,730		14,106	11,643	11,477	10,839	10,648	9,715	9,241	9,572
C000029017
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,357	11,701	11,536		13,982	11,620	11,543	10,988	10,878	9,994	9,582	10,000
C000029021
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,855	12,452	12,483		14,975	12,331	12,132	11,426	11,205	10,194	9,682	10,000
C000029007
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,013	12,259	11,370		13,831	11,942	11,705	11,168	10,908	10,276	9,869	10,000
C000029004
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,084	11,471	10,662		13,008	11,259	11,063	10,590	10,368	9,788	9,424	9,576
C000029006
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,647	11,183	10,466		12,878	11,233	11,125	10,725	10,581	10,066	9,764	10,000
C000029010
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,983	12,227	11,330		13,789	11,906	11,670	11,144	10,889	10,264	9,859	10,000
C000232929
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,323	9,025	8,373	$ 10,000
C000029036
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 22,456	17,917	15,956		18,967	14,574	12,922	13,110	11,663	10,118	9,590	10,000
C000029033
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 20,964	16,769	14,973		17,842	13,743	12,223	12,429	11,084	9,641	9,161	9,577
C000029035
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,309	16,365	14,727		17,687	13,727	12,297	12,601	11,321	9,923	9,501	10,000
C000029029
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 22,330	17,759	15,785		18,762	14,353	12,692	12,884	11,459	9,993	9,534	10,000
C000029026
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 20,852	16,620	14,811		17,652	13,537	11,996	12,213	10,884	9,519	9,106	9,575
C000029028
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,189	16,219	14,565		17,485	13,513	12,067	12,372	11,115	9,797	9,438	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986		25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986		25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986		25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986		25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,720	10,005	8,629	10,290
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,192	18,788	16,488		19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,407	11,544	11,480		12,755	12,660	12,258	11,070	10,988	10,958	10,223	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,407	11,544	11,480		12,755	12,660	12,258	11,070	10,988	10,958	10,223	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,407	11,544	11,480		12,755	12,660	12,258	11,070	10,988	10,958	10,223	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,407	11,544	11,480		12,755	12,660	12,258	11,070	10,988	10,958	10,223	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 22,871	19,235	17,617		19,878	16,859	14,468	13,558	12,221	11,141	10,088	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 22,871	19,235	17,617		19,878	16,859	14,468	13,558	12,221	11,141	10,088	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 22,871	19,235	17,617		19,878	16,859	14,468	13,558	12,221	11,141	10,088	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 22,871	19,235	17,617		$ 19,878	$ 16,859	$ 14,468	$ 13,558	$ 12,221	$ 11,141	$ 10,088	$ 10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 11,337	$ 9,535	$ 8,733	$ 10,170